Other income (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Other income

	December 31, 2024	December 31, 2023

Unrealized loss on derivative instruments (Note 28)	$(51,751)	$(9,584)
Interest income	23,949	17,640
Realized gain on derivative instruments	150	431
Gain on sale of the Tocantinzinho project (Note 8)	60,000	—
Other	6,702	5,708
	$39,050	$14,195